Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Cash generated by operations	$ 5,413	$ 2,484	$ 16,371	$ 9,117
Net interest paid	(123)	16	(263)	(96)
Tax paid	(1,315)	(362)	(2,034)	(608)
Net cash from operating activities	3,975	2,138	14,074	8,413
Cash flows from investing activities
Acquisition of property, plant and equipment	(3,228)	(4,186)	(7,921)	(9,326)
Purchase of derivate financial asset	(1,058)		(1,058)
Proceeds on disposal of subsidiary			900	1,000
Net cash used in investing activities	(4,286)	(4,186)	(8,079)	(8,326)
Cash flows from financing activities
Dividends paid	(1,012)	(882)	(1,981)	(1,620)
Payment of lease liabilities	(32)		(57)
Proceeds from share option exercises	30		30
Net cash used in financing activities	(1,014)	(882)	(2,008)	(1,620)
Net (decrease)/ increase in cash and cash equivalents	(1,325)	(2,930)	3,987	(1,533)
Effect of exchange rate fluctuations on cash held	(861)	1,063	(1,241)	(1,779)
Net cash and cash equivalents at beginning of period	13,825	9,742	8,893	11,187
Net cash and cash equivalents at end of period	$ 11,639	$ 7,875	$ 11,639	$ 7,875